-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                              O P P E N H E I M E R
                                Aggressive Growth
                                     Fund/VA
                 A Series of Oppenheimer Variable Account Funds


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                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

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Oppenheimer Variable Account Funds--Oppenheimer Aggressive Growth Fund/VA
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================================================================================
Objective
Oppenheimer Aggressive Growth Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks capital appreciation from investments in growth-oriented companies.

================================================================================
Narrative by Bruce Bartlett, Portfolio Manager
Oppenheimer Aggressive Growth Fund/VA performed well during the first half of 1999, despite a volatile investment environment marked by a dramatic, mid-period shift away from growth-oriented stocks in favor of value-oriented stocks. The Fund's cumulative total return for the six-month period was 21.01%.(1) We attribute the Fund's gains primarily to our emphasis on technology stocks, and to our success in selecting some of the better-performing areas and companies within the technology sector.
         The year began with the U.S. economy growing at a robust rate, fueled by high levels of consumer confidence and consumer spending. However, most corporate earnings failed to keep pace with domestic economic growth due to weaknesses in several international markets. Stock prices of many companies that nevertheless were able to produce consistently high levels of earnings growth rose rapidly. The bulk of this growth was concentrated among large-cap technology stocks, including some held by the Fund. Stocks of several smaller companies that demonstrated accelerating earnings growth, including many in the Fund's portfolio, rose rapidly as well.
         Then, in early April, reassured by evidence that the U.S. economy was continuing to grow, investors abruptly began to look beyond large-cap growth-oriented stocks for opportunities among smaller companies and value-oriented companies. This shift in market sentiment caused some of the Fund's holdings to decline, especially stocks of large-cap growth companies, such as Microsoft Corp. However, most of the Fund's holdings maintained the greater part of their increased value, and some of our small- and mid-cap holdings benefited from the renewed attention that investors focused on smaller companies.(2)
         At approximately 42% of the portfolio, technology was the primary sector that fueled the Fund's growth during the six-month period that ended June 30, 1999. Within technology, we derived our greatest gains from a wide range of Internet-related investments. Some of these investments were in companies, such as Uniphase Corp., that are either building or providing the equipment and components needed for high-speed, global data and telecommunications networks. Others were in companies, such as Charles Schwab Corp., a leading online discount brokerage firm, that were using the Internet to enhance revenues and earnings growth. Still others were among a group of smaller companies that are building new, never-before-seen businesses on the Internet.
         In addition to technology, the Fund enjoyed strong performance from the stocks of several specialty retailers. We focused on those that are benefiting from strong consumer demand for the latest generation of digital cameras, disc players and other digital media.
         Of course, not all of the Fund's holdings performed strongly. In the capital goods area, evidence of slowing internal growth led us to cut our holdings of the stocks of several weak-performing solid waste companies. Healthcare stocks, already weakened by the impact of regulatory and competitive pressures on company revenues, were hit particularly hard by the market's transition away from growth-oriented businesses in April. Declines occurred among stocks of pharmaceutical and medical product companies, as well as wholesale and retail pharmaceutical distribution companies. In response, we sold several of our healthcare holdings, adding instead to our technology holdings and our holdings of leading biotechnology companies, such as Biogen, Inc., that faced substantially less competition than traditional pharmaceuticals. Our biotech holdings proved to be strong contributors to performance during the period.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.


2                    Oppenheimer Aggressive Growth Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Aggressive Growth Fund/VA
--------------------------------------------------------------------------------


================================================================================
Looking toward the second half of 1999, we believe that the year's economic momentum is likely to continue. Consumer confidence and spending remain high, and although pressures on prices and wages continue to grow, counterbalancing forces such as global price competition have thus far held them largely in check. In such an environment, we are enthusiastic about the growth prospects of the industries and companies we have identified.
         We believe the past six months highlight the value that the Fund can add to a diversified portfolio, even in a changing market environment. We are committed to rigorously maintaining our strategy of growth investing, as well as our discipline of building the portfolio one company and one investment at a time. That's what makes Oppenheimer Aggressive Growth Fund/VA part of The Right Way to Invest.



                     Oppenheimer Aggressive Growth Fund/VA                     3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
================================================================================================================================
Common Stocks--96.5%
================================================================================================================================
Capital Goods--7.8%
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.7%
E-Tek Dynamics, Inc.(1)                                                                             200,000         $  9,512,500
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.8%
United Rentals, Inc.(1)                                                                             356,693           10,522,443
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--6.3%
Optical Coating Laboratory, Inc.                                                                    230,000           19,233,750
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             645,000           61,113,750
                                                                                                                    ------------
                                                                                                                      80,347,500
================================================================================================================================
Communication Services--4.5%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--4.3%
Audiocodes Ltd.(1)                                                                                  134,000            3,618,000
--------------------------------------------------------------------------------------------------------------------------------
Copper Mountain Networks, Inc.(1)                                                                     8,700              672,075
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.(1)                                                                             593,899           25,314,945
--------------------------------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                                                                               183,000           15,749,437
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)                                                         293,220            9,694,586
                                                                                                                    ------------
                                                                                                                      55,049,043
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.2%
NorthPoint Communications Group, Inc.(1)                                                             54,800            2,000,200
================================================================================================================================
Consumer Cyclicals--15.4%
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
Young & Rubicam, Inc.(1)                                                                            211,300            9,600,944
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--3.2%
Kohl's Corp.(1)                                                                                     275,000           21,226,562
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               400,000           19,300,000
                                                                                                                    ------------
                                                                                                                      40,526,562
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--11.4%
Abercrombie & Fitch Co., Cl. A(1)                                                                   580,000           27,840,000
--------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                  555,000           37,462,500
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    375,000           24,164,062
--------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                                                                           669,000           29,268,750
--------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   137,500            7,794,531
--------------------------------------------------------------------------------------------------------------------------------
Tandy Corp.                                                                                         400,000           19,550,000
                                                                                                                    ------------
                                                                                                                     146,079,843
================================================================================================================================
Consumer Staples--7.4%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.1%
Adelphia Communications Corp.(1)                                                                     31,800            2,023,275
--------------------------------------------------------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)                                                               420,700           12,515,825
                                                                                                                    ------------
                                                                                                                      14,539,100

4                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--4.1%
Outback Steakhouse, Inc.(1)                                                                         375,000         $ 14,742,187
--------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Cl. A(1)                                                                   275,000           17,600,000
--------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.(1)                                                                                  530,000           19,908,125
                                                                                                                    ------------
                                                                                                                      52,250,312
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--1.2%
CVS Corp.                                                                                           290,000           14,717,500
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--1.0%
Dial Corp. (The)                                                                                    350,000           13,015,625
================================================================================================================================
Financial--11.3%
--------------------------------------------------------------------------------------------------------------------------------
Banks--3.6%
AmSouth Bancorp                                                                                     300,000            6,956,250
--------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                                 200,000           13,312,500
--------------------------------------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                                                      340,000           13,026,250
--------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                       465,000           13,020,000
                                                                                                                    ------------
                                                                                                                      46,315,000
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--7.7%
--------------------------------------------------------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                                                               407,000           18,035,188
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(1)                                                                   15,000            1,083,750
--------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                                           315,000           29,452,500
--------------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                              450,000           49,443,750
                                                                                                                    ------------
                                                                                                                      98,015,188
================================================================================================================================
Healthcare--7.5%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.7%
Biogen, Inc.(1)                                                                                     636,600           40,941,338
--------------------------------------------------------------------------------------------------------------------------------
Immunex Corp.(1)                                                                                    150,000           19,115,625
                                                                                                                    ------------
                                                                                                                      60,056,963
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.8%
Cardinal Health, Inc.                                                                               269,800           17,300,925
--------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                       200,000           10,287,500
--------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                      99,779            7,770,290
                                                                                                                    ------------
                                                                                                                      35,358,715
================================================================================================================================
Technology--42.0%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.9%
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                                              250,000            9,250,000
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                                                        750,000           41,250,000
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                                                               28,000            4,172,000
--------------------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                                         320,000           21,140,000
                                                                                                                    ------------
                                                                                                                      75,812,000

                     Oppenheimer Aggressive Growth Fund/VA                     5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                                  Market Value
                                                                                                  Shares          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Computer Services--1.6%
Affiliated Computer Services, Inc., Cl. A(1)                                                        200,000       $   10,125,000
--------------------------------------------------------------------------------------------------------------------------------
drkoop.com, Inc.(1)                                                                                  67,800            1,080,563
--------------------------------------------------------------------------------------------------------------------------------
eToys, Inc.(1)                                                                                       47,500            1,935,625
--------------------------------------------------------------------------------------------------------------------------------
High Speed Access Corp.(1)                                                                          114,800            2,941,750
--------------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc.(1)                                                                      72,300            4,220,513
                                                                                                                  --------------
                                                                                                                      20,303,451
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--13.4%
America Online, Inc.(1)                                                                             200,000           22,100,000
--------------------------------------------------------------------------------------------------------------------------------
At Home Corp.(1)                                                                                    154,190            8,316,623
--------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                                                             693,000           39,154,500
--------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.(1)                                                                                  900,000           28,631,250
--------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.(1)                                                                                        50,600            7,659,575
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                                  450,000           40,584,375
--------------------------------------------------------------------------------------------------------------------------------
Unisys Corp.(1)                                                                                     255,000            9,929,063
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                                           162,500           15,427,344
                                                                                                                  --------------
                                                                                                                     171,802,730
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment--7.5%
Cisco Systems, Inc.(1)                                                                              450,000           28,996,875
--------------------------------------------------------------------------------------------------------------------------------
General Instrument Corp.(1)                                                                       1,200,000           51,000,000
--------------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.(1)                                                                                   270,000           15,508,125
                                                                                                                  --------------
                                                                                                                      95,505,000
--------------------------------------------------------------------------------------------------------------------------------
Electronics--13.6%
GlobeSpan, Inc.(1)                                                                                    6,300              250,425
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         200,000           11,900,000
--------------------------------------------------------------------------------------------------------------------------------
JDS Fitel, Inc.(1)                                                                                  425,000           35,463,376
--------------------------------------------------------------------------------------------------------------------------------
Level One Communications, Inc.(1)                                                                   200,000            9,787,500
--------------------------------------------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                                                        220,000           11,233,750
--------------------------------------------------------------------------------------------------------------------------------
Uniphase Corp.(1)                                                                                   214,200           35,557,200
--------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                                                      490,000           33,044,375
--------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                                     690,000           36,656,250
                                                                                                                  --------------
                                                                                                                     173,892,876
================================================================================================================================
Utilities--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.6%
Enron Corp.                                                                                         100,000            8,175,000
                                                                                                                  --------------
Total Common Stocks (Cost $733,646,789)                                                                            1,233,398,495
================================================================================================================================
Other Securities--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(2)                                                                     80,000            4,580,000
--------------------------------------------------------------------------------------------------------------------------------
United Rental Trust I, 6.50% Cv. Quarterly Income Preferred Securities(2)                           100,000            4,625,000
                                                                                                                  --------------
Total Other Securities (Cost $10,732,480)                                                                              9,205,000


6                    Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                Principal         Market Value
                                                                                                Amount            Note 1
================================================================================================================================
Repurchase Agreements--1.9%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.80%, dated 6/30/99, to be repurchased at $24,603,280 on 7/1/99, collateralized by U.S. Treasury Nts.,
5.50%-8%, 11/30/99-7/15/06, with a value of $20,767,350, U.S. Treasury Bonds,
6%-9.25%, 2/15/16-2/15/26, with a value of $4,358,852 (Cost $24,600,000)                        $24,600,000       $   24,600,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $768,979,269)                                                        99.1%       1,267,203,495
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.9           10,977,723
                                                                                                -----------       --------------
Net Assets                                                                                            100.0%      $1,278,181,218
                                                                                                ===========       ==============

1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,205,000 or 0.72% of the Fund's net assets as of June 30, 1999.

See accompanying Notes to Financial Statements.


                     Oppenheimer Aggressive Growth Fund/VA                     7

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==========================================================================================
Assets
Investments, at value (cost $768,979,269)--see accompanying statement       $1,267,203,495
------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                13,565,369
Interest and dividends                                                             314,102
Other                                                                                5,589
                                                                            --------------
Total assets                                                                 1,281,088,555
==========================================================================================
Liabilities
Bank overdraft                                                                      30,903
------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                           2,841,318
Shareholder reports                                                                 12,315
Legal, auditing and other professional fees                                         10,456
Custodian fees                                                                       8,482
Other                                                                                3,863
                                                                            --------------
Total liabilities                                                                2,907,337
==========================================================================================
Net Assets                                                                  $1,278,181,218
                                                                            ==============
==========================================================================================
Composition of Net Assets
Paid-in capital                                                             $  775,314,191
------------------------------------------------------------------------------------------
Accumulated net investment loss                                                 (1,141,250)
------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                         5,784,051
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                             498,224,226
                                                                            --------------
Net assets--applicable to 23,560,166 shares of beneficial
interest outstanding                                                        $1,278,181,218
                                                                            ==============
==========================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share            $54.25

See accompanying Notes to Financial Statements.


8                    Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

======================================================================================
Investment Income
Interest                                                                  $  1,400,713
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,480)                       1,329,726
                                                                          ------------
Total income                                                                 2,730,439
======================================================================================
Expenses
Management fees--Note 4                                                      3,837,693
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     16,207
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     13,979
--------------------------------------------------------------------------------------
Insurance expenses                                                               2,923
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                            1,055
--------------------------------------------------------------------------------------
Trustees' compensation                                                           3,312
                                                                          ------------
Total expenses                                                               3,875,169
Less expenses paid indirectly--Note 1                                           (3,480)
                                                                          ------------
Net expenses                                                                 3,871,689
======================================================================================
Net Investment Loss                                                         (1,141,250)
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments (including premiums on options exercised)                       75,776,006
Closing and expiration of option contracts written--Note 5                     139,120
Foreign currency transactions                                                  130,388
                                                                          ------------
Net realized gain                                                           76,045,514
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                148,375,710
Translation of assets and liabilities denominated in foreign currencies       (376,389)
                                                                          ------------
Net change                                                                 147,999,321
                                                                          ------------
Net realized and unrealized gain                                           224,044,835
======================================================================================
Net Increase in Net Assets Resulting from Operations                      $222,903,585
                                                                          ============

See accompanying Notes to Financial Statements.


                     Oppenheimer Aggressive Growth Fund/VA                     9

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months Ended  Year Ended
                                                             June 30, 1999     December 31,
                                                             (Unaudited)       1998
=============================================================================================
Operations
Net investment loss                                          $   (1,141,250)   $   (1,162,585)
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                         76,045,514       (67,125,014)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation           147,999,321       183,484,620
                                                             --------------    --------------
Net increase in net assets resulting from operations            222,903,585       115,197,021

=============================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                     --        (2,267,793)
---------------------------------------------------------------------------------------------
Distributions from net realized gain                                     --       (23,288,487)

=============================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2                        (22,682,527)      110,511,946
---------------------------------------------------------------------------------------------
Net Assets
Total increase                                                  200,221,058       200,152,687
---------------------------------------------------------------------------------------------
Beginning of period                                           1,077,960,160       877,807,473
                                                             --------------    --------------
End of period (including accumulated net investment
loss of $1,141,250 for the six months ended June 30, 1999)   $1,278,181,218    $1,077,960,160
                                                             ==============    ==============

See accompanying Notes to Financial Statements.



10                    Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                    Six Months
                                                    Ended
                                                    June 30,1999  Year Ended December 31,
                                                    (Unaudited)   1998        1997        1996        1995        1994
========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $44.83        $40.96      $38.71      $34.21      $25.95      $31.64
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.05)         (.05)        .10         .09         .11         .10
Net realized and unrealized gain (loss)               9.47          5.09        4.01        6.59        8.29       (2.22)
------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations        9.42          5.04        4.11        6.68        8.40       (2.12)
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    --          (.10)       (.09)       (.11)       (.09)       (.04)
Distributions from net realized gain                    --         (1.07)      (1.77)      (2.07)       (.05)      (3.53)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         --         (1.17)      (1.86)      (2.18)       (.14)      (3.57)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $54.25        $44.83      $40.96      $38.71      $34.21      $25.95
                                                    ======        ======      ======      ======      ======      ======
========================================================================================================================
Total Return, at Net Asset Value(1)                  21.01%        12.36%      11.67%      20.22%      32.52%      (7.59)%
========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)             $1,278        $1,078        $878        $617        $325        $186
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                    $1,151          $955        $754        $467        $241        $154
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income (loss)                         (0.20)%       (0.12)%      0.31%       0.32%       0.47%       0.50%
Expenses(3)                                           0.68%         0.71%       0.73%       0.75%       0.78%       0.57%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                              33%           80%         88%        100%        126%         97%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Beginning in fiscal 1995, the expense ratio reflects the effect of expense paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $408,233,163 and $356,230,044, respectively.

See accompanying Notes to Financial Statements.



                     Oppenheimer Aggressive Growth Fund/VA                    11

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name of Oppenheimer Aggressive Growth Fund through April 30, 1999. The Fund's investment objective is to seek capital appreciation by investing in "growth-type" companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $66,711,000, expiring in 2006.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


12                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                            Six Months Ended June 30, 1999   Year Ended December 31, 1998
                                            ------------------------------   ----------------------------
                                            Shares        Amount             Shares         Amount
---------------------------------------------------------------------------------------------------------
Sold                                         4,650,634    $ 226,026,729       13,376,589    $ 556,408,810
Dividends and distributions reinvested              --               --          580,166       25,556,280
Redeemed                                    (5,134,270)    (248,709,256)     (11,344,620)    (471,453,144)
                                            ----------    -------------      -----------    -------------
Net increase (decrease)                       (483,636)   $ (22,682,527)       2,612,135    $ 110,511,946
                                            ==========    =============      ===========    =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $498,224,226, was composed of gross appreciation of $506,087,708, and gross depreciation of $7,863,482.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. Effective May 1, 1999, an additional breakpoint of 0.58% was added for average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended June 30, 1999, was 0.67% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.


                    Oppenheimer Aggressive Growth Fund/VA                     13

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 1999, was as follows:

                                                               Call Options
                                                               -----------------------------
                                                               Number of       Amount of
                                                               Shares          Premiums
--------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998                     138            $  34,764
Options written                                                 500              139,120
Options closed or expired                                      (500)            (139,120)
Options exercised                                              (138)             (34,764)
                                                               ----            ---------
Options outstanding as of June 30, 1999                          --            $      --
                                                               ====            =========


14                   Oppenheimer Aggressive Growth Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


===============================================================================================
Officers and Trustees                      James C. Swain, Chairman and Chief Executive Officer
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Bruce L. Bartlett, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Vice President and Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer


===============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.


===============================================================================================
Transfer Agent                             OppenheimerFunds Services


===============================================================================================
Custodian of Portfolio Securities          The Bank of New York


===============================================================================================
Independent Auditors                       Deloitte & Touche LLP


===============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of
                                           Oppenheimer Aggressive Growth Fund/VA. This report
                                           must be preceded or accompanied by a Prospectus of
                                           Oppenheimer Aggressive Growth Fund/VA. For material
                                           information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.




                      Oppenheimer Aggressive Growth Fund/VA                   15